Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information

13.Segment Information

13(1) General information

Although the Group has multiple operating segments by geography, the management takes the aggregation criteria outlined in Paragraphs 11 to 14 of IFRS 8 into consideration to decide the reportable operating segments. In light of the qualitative and quantitative criteria, the Group concluded that it has only one reportable operating segment.

13(2) Geographical information

Geographical information for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Years ended December 31,
	2020	2021	2022
	Revenue	Revenue	Revenue
United States	$14,965	$20,173	$24,291
Japan	3,236	4,520	4,717
France	3,219	3,206	3,431
Others	8,453	12,861	14,861
	$29,873	$40,760	$47,300

Geographical information on the revenue shows the location in which sales were generated. Non-current assets amounted to $1,127 and $731 as of December 31, 2021 and 2022, respectively.

Substantially all of the Company’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, are located in Taiwan.

13(3) Major customer information

Major customer information of the Group (exceed 10% of revenue) for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Years ended December 31,
	2020	2021	2022
	Revenue	Revenue	Revenue
Client A	$5,708	$5,869	$5,195